Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Net income	$ 1,530	$ 1,059	$ 1,755
Adjustments to net income:
Depreciation and amortization	1,262	1,178	1,049
(Gain) loss from sale of investments and impairment expense	386	1,313	57
(Gain) loss on disposal and impairment write-down - discontinued operations	(388)	(209)	150
Provision for deferred taxes	(199)	(418)	15
Contingencies	30	37	(122)
(Gain) loss on the extinguishment of debt	62	34	(6)
Undistributed gain from sale of equity method investment	0	(106)	0
Other	(149)	31	99
Changes in operating assets and liabilities, net of effects of acquisitions:
(Increase) decrease in accounts receivable	(236)	(98)	62
(Increase) decrease in inventory	(141)	10	(34)
(Increase) decrease in prepaid expenses and other current assets	(7)	385	147
(Increase) decrease in other assets	(403)	(248)	(177)
Increase (decrease) in accounts payable and other current liabilities	322	136	(308)
Increase (decrease) income taxes and other income tax payables, net	166	166	88
Increase (decrease) in other liabilities	351	257	(366)
Net cash provided by operating activities	2,884	3,465	2,211
INVESTING ACTIVITIES:
Capital expenditures	(2,430)	(2,310)	(2,520)
Acquisitions - net of cash acquired	(3,562)	(254)	0
Proceeds from the sale of businesses, net of cash sold	927	595	2
Proceeds from the sale of assets	117	23	17
Sale of short-term investments	6,075	5,786	4,526
Purchase of short-term investments	(5,860)	(5,795)	(4,248)
(Increase) decrease in restricted cash	61	(104)	302
(Increase) decrease in debt service reserves and other assets	(284)	(56)	185
Affiliate advances and equity investments	(155)	(97)	(155)
Proceeds from loan repayments	0	132	0
Proceeds from performance bond	199	0	0
Other investing	6	40	(26)
Net cash used in investing activities	(4,906)	(2,040)	(1,917)
FINANCING ACTIVITIES:
Issuance of common stock	0	1,567	0
Borrowings under the revolving credit facilities, net	437	78	11
Issuance of recourse debt	2,050	0	503
Issuance of non-recourse debt	3,218	1,940	1,997
Repayments of recourse debt	(476)	(914)	(154)
Repayments of non-recourse debt	(2,217)	(1,945)	(1,008)
Payments for financing fees	(202)	(61)	(91)
Distributions to noncontrolling interests	(1,088)	(1,245)	(846)
Contributions from noncontrolling interests	6	0	190
Financed capital expenditures	(31)	(23)	(18)
Purchase of treasury stock	(279)	(99)	0
Other financing	(6)	(4)	26
Net cash (used in) provided by financing activities	1,412	(706)	610
Effect of exchange rate changes on cash	(122)	8	22
(Increase) decrease in cash of discontinued and held for sale businesses	(86)	41	(16)
Total increase (decrease) in cash and cash equivalents	(818)	768	910
Cash and cash equivalents, beginning	2,522	1,754	844
Cash and cash equivalents, ending	1,704	2,522	1,754
SUPPLEMENTAL DISCLOSURES:
Cash payments for interest, net of amounts capitalized	1,442	1,462	1,395
Cash payments for income taxes, net of refunds	971	698	484
SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Assets acquired in noncash asset exchange	20	42	111
Parent Company
Adjustments to net income:
(Gain) loss on the extinguishment of debt	(15)
Changes in operating assets and liabilities, net of effects of acquisitions:
Net cash provided by operating activities	1,569	488	178
INVESTING ACTIVITIES:
Acquisitions - net of cash acquired	2	(3)	(5)
(Increase) decrease in restricted cash	(261)	(2)	4
Net cash used in investing activities	(2,747)	(912)	(295)
FINANCING ACTIVITIES:
Issuance of common stock	3	1,569	14
Borrowings under the revolving credit facilities, net	295	0	0
Payments for financing fees	(75)	(12)	(23)
Purchase of treasury stock	(279)	(99)	0
Net cash (used in) provided by financing activities	773	390	545
Total increase (decrease) in cash and cash equivalents	(405)	(34)	428
Cash and cash equivalents, beginning	594	628	200
Cash and cash equivalents, ending	189	594	628
SUPPLEMENTAL DISCLOSURES:
Cash payments for interest, net of amounts capitalized	392	412	410
Cash payments for income taxes, net of refunds	$ (6)	$ 0	$ 0